Current and Future Changes Accounting policies - Summary of Exposures to Interest Rate Benchmarks Subject to IBOR Reform (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Disclosure Of Financial Assets and Financial Liabilities [line items]
Derivatives Positive fair value	$ 53,621	$ 54,242
Derivatives Negative fair value	58,019	$ 53,203
Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Non-derivative financial assets	104,291
Non-derivative financial liabilities	1,507
Notional	3,777,915
Derivatives Positive fair value	8,802
Derivatives Negative fair value	11,818
Off-balance sheet commitments	71,318
Interest Rate Benchmarks Subject to IBOR Reform [member] | Cross currency swaps [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Notional	574,570
Derivatives Positive fair value	7,319
Derivatives Negative fair value	9,119
US LIBOR [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Non-derivative financial assets	101,000
US LIBOR [member] | Tenors ceasing 12/31/2021 [member] | Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Non-derivative financial assets	1,548
Notional	175
Derivatives Positive fair value	2
Derivatives Negative fair value	16
US LIBOR [member] | Tenors ceasing 6/30/2023 [member] | Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Non-derivative financial assets	101,356
Non-derivative financial liabilities	505
Notional	2,544,614
Derivatives Positive fair value	1,131
Derivatives Negative fair value	2,119
Off-balance sheet commitments	70,013
GBP LIBOR [member] | Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Non-derivative financial assets	816
Non-derivative financial liabilities	848
Notional	386,367
Derivatives Positive fair value	123
Derivatives Negative fair value	144
Off-balance sheet commitments	1,305
Other IBORs [member] | Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Non-derivative financial assets	571
Non-derivative financial liabilities	154
Notional	272,189
Derivatives Positive fair value	227
Derivatives Negative fair value	420
Other IBORs [member] | Interest Rate Benchmarks Subject to IBOR Reform [member] | Cross currency swaps [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Notional	37,376
Derivatives Positive fair value	889
Derivatives Negative fair value	787
IBORs [member] | Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Non-derivative financial assets	104,291
Non-derivative financial liabilities	1,507
Notional	3,203,345
Derivatives Positive fair value	1,483
Derivatives Negative fair value	2,699
Off-balance sheet commitments	71,318
US LIBOR And Other Rates [member] | Interest Rate Benchmarks Subject to IBOR Reform [member] | Cross currency swaps [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Notional	371,008
Derivatives Positive fair value	5,457
Derivatives Negative fair value	7,461
US LIBOR And GBP LIBOR [member] | Interest Rate Benchmarks Subject to IBOR Reform [member] | Cross currency swaps [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Notional	132,407
Derivatives Positive fair value	564
Derivatives Negative fair value	536
USLIBORAndJPYLIBOR [member] | Interest Rate Benchmarks Subject to IBOR Reform [member] | Cross currency swaps [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Notional	33,779
Derivatives Positive fair value	409
Derivatives Negative fair value	$ 335